CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows From Operating Activities
Net loss	$ (4,489,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	293,837
Depreciation and amortization	1,574,913
Deferred tax liability	105,650
Amortization of debt discount	140,837
Provision for doubtful debts	(39,108)
Loss on foreign exchange transactions	153,692
Interest on lease liabilities	131,291
Changes in operating assets and liabilities:
Accounts receivable	(30,554)
Other receivable	(66,000)
Prepaid expenses and other current assets	(1,927,176)
Inventory	20,013
Accounts payable	256,562
Accrued expenses and other current liabilities	254,080
Deferred revenue	1,015,200
Deferred tax liability	(257,953)
Other non-current liabilities	(217,291)
Total adjustments	1,407,993
Net Cash Used In Operating Activities	(3,081,205)
Cash Flows From Investing Activities
Purchase of intangible assets	(804,314)
Purchase of equipment	(77,797)
Net Cash Used In Investing Activities	(882,111)
Cash Flows From Financing Activities
Amount due to/from related party	(154,345)
Proceeds from sale of future shares	953,087
Proceeds from equity issuances, net of issuance costs	3,127,442
Operating lease liability payments	(758,522)
Repayments of loans payable	(71,967)
Net Cash Provided By Financing Activities	3,095,695
Effect of Exchange Rate Changes on Cash	379,408
Net Increase (Decrease) In Cash	(488,213)
Cash - Beginning of year	2,273,151 [1]
Cash - End of year	1,784,938
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest	202,176
Non-Cash Investing and Financing Activities
Shares issued for conversion of convertible notes	$ 293,837

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination